Convertible Notes (Details)									1 Months Ended	12 Months Ended
	Jun. 17, 2026 USD ($)	Jun. 05, 2026 USD ($)	Apr. 10, 2026 USD ($)	Apr. 08, 2026 USD ($)	Feb. 14, 2025 USD ($)	Dec. 11, 2024 USD ($)	Oct. 01, 2024 USD ($)	Jul. 25, 2022 USD ($) $ / shares shares	Aug. 20, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2025 $ / shares	Feb. 20, 2025 $ / shares shares	Dec. 12, 2024 $ / shares shares	Oct. 07, 2024 $ / shares shares
Convertible Notes [Line Items]
Principal amount										$ 3,824,506
Net of unamortized debt discount					$ 630,000
Percentage of original issue discount					10.00%
Principal interest rate										105.00%
Percentage of average tranche										100.00%	100.00%
Weighted average interest rate										2.83%		2.89%	2.89%
Cash consideration										$ 474,544	¥ 3,219,826		¥ 5,264,783
Net proceeds										$ 270,000		$ 2,880,000
Percentage of conversion price										92.00%	92.00%
Applicable floor price | $ / shares										$ 0.3
Aggregate conversion amount | ¥											¥ 989,257		¥ 17,480,722
Trading days										15 days	15 days
Interest expense (in Dollars)										$ 428,171
Recognized losses on settlement										20,552
Gains from changes in the fair value of embedded derivative liabilities										631,627
Subsequent Event [Member]
Convertible Notes [Line Items]
Issuance of an aggregate (in Shares) | shares									11,888,888
Aggregate conversion amount									$ 3,404,884
Cash true up amount									$ 333,171
3 i Convertible Notes [Member]
Convertible Notes [Line Items]
Net proceeds										3,500,000
Placement agent fee										262,500
Issuance costs										367,500
Remaining financing additional principal amount										2,777,778
Remaining financing additional purchase price										$ 2,500,000
Percentage of bear interest										7.00%
Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Expenses and commissions										$ 56,538		$ 437,509
First Closing of First Tranche [Member]
Convertible Notes [Line Items]
Net of unamortized debt discount								$ 270,000
Percentage of original issue discount								10.00%
Decrease in interest rate										120.00%	120.00%
Conversion price per share (in Dollars per share) | $ / shares										$ 4.71
Net proceeds										$ 370,328
Second Closing of First Tranche [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares																		79,599
Net of unamortized debt discount							$ 675,000
Percentage of original issue discount							10.00%
Conversion price per share (in Dollars per share) | $ / shares										$ 4.66
Net proceeds										$ 420,000
Second Closing of First Tranche [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																		$ 4.47
Third Closing of the First Tranche [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares																	160,020
Net of unamortized debt discount						$ 900,000
Percentage of original issue discount						10.00%
Net proceeds										$ 633,000
Third Closing of the First Tranche [Member] | Warrant [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares																202,459
Exercise price per share (in Dollars per share) | $ / shares																$ 1.7	$ 3.25
First Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares										$ 1.7					$ 1.18
Repayment of Holder Notes [Member]
Convertible Notes [Line Items]
Principal interest rate										105.00%
First Tranche Convertible Notes [Member]
Convertible Notes [Line Items]
Weighted average interest rate										93.50%
Second Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount										$ 790,000
Conversion price per share (in Dollars per share) | $ / shares										$ 1.18
Cash consideration										$ 474,544
Make whole shares issued in debt settlement | shares										26,372	26,372
L1 Notes [Member]
Convertible Notes [Line Items]
Interest expense (in Dollars)										$ 246,851
Recognized losses on settlement										4,589
Gains from changes in the fair value of embedded derivative liabilities										8,838
First 3i Note [Member]
Convertible Notes [Line Items]
Principal amount										$ 3,333,333
Aggregate principal amount			$ 3,333,333
Conversion price per share (in Dollars per share) | $ / shares										$ 0.87
Purchase price			3,000,000
Placement agent fee			225,000
Other issuance costs			105,000
Issuance costs			$ 330,000
Debt-host carrying amounts										$ 1,758,431
Fourth Closing of First Tranche [Member]
Convertible Notes [Line Items]
Net proceeds										428,150
Fifth Closing of First Tranches [Member]
Convertible Notes [Line Items]
Net proceeds										172,800
3i Notes [Member]
Convertible Notes [Line Items]
Interest expense (in Dollars)										181,320
Recognized losses on settlement										25,141
Gains from changes in the fair value of embedded derivative liabilities										622,789
Second 3i Note [Member]
Convertible Notes [Line Items]
Principal amount										$ 491,173
Aggregate principal amount		$ 555,556
Conversion price per share (in Dollars per share) | $ / shares										$ 0.63
Purchase price		500,000
Placement agent fee		$ 37,500
Aggregate conversion amount	$ 68,889
Debt-host carrying amounts										$ 357,109
First Tranche L1 Note [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares										$ 0.7616
Second Tranche L1 Note [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares										$ 0.282
3i Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount				$ 6,666,667
Purchase price				$ 6,000,000
Percentage of original issue discount				10.00%
Class A Ordinary Shares [Member] | First Closing of First Tranche [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares								123,002
Exercise price per share (in Dollars per share) | $ / shares								$ 1.18
Class A Ordinary Shares [Member] | Repayment of Holder Notes [Member]
Convertible Notes [Line Items]
Issuance of an aggregate (in Shares) | shares										128,022	128,022
Class A Ordinary Shares [Member] | Second Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Issuance of an aggregate (in Shares) | shares										211,276	211,276